November 14, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1004

Attn:	Ms. Deborah O’Neal-Johnson, Document Control – EDGAR

Re:	Columbia Funds Series Trust I (File Nos. 002-99356/811-04367)
Active Portfolios Multi-Manager Small Cap Equity Fund

Dear Ms. O’Neal-Johnson:

The above-mentioned Registrant is filing a preliminary information statement pursuant to Section 14(c) of the Securities and Exchange Act of 1934 in accordance with the terms of an exemptive order the Fund has received from the Securities and Exchange Commission. The exemptive order permits Columbia Management Investment Advisers, LLC, subject to the approval of the Board of Trustees, to select subadvisers best suited to achieve the Fund’s investment objective.

If you have any questions, please contact me at (612) 671-4321 or Katina A. Walker at (612) 671-6990.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen Vice President and Secretary